UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-21423

The Gabelli Dividend & Income Trust
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert Gabelli Funds, LLC One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2021

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return of The Gabelli Dividend & Income Trust (the Fund) was 17.9%, compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was 26.0%. The Fund’s NAV per share was $28.80, while the price of the publicly traded shares closed at $26.31 on the New York Stock Exchange (NYSE). See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results
	Average Annual Returns through June 30, 2021 (a) (Unaudited)
						Since
	Year to					Inception
	Date	1 Year	5 year	10 year	15 year	(11/28/03)
The Gabelli Dividend & Income Trust (GDV)
NAV Total Return (b)	17.92%	49.79%	11.86%	10.62%	8.28%	8.79%
Investment Total Return (c)	25.97	58.93	13.58	11.94	9.85	8.89
S&P 500 Index	15.25	40.79	17.65	14.84	10.73	10.51
Dow Jones Industrial Average	13.83	36.53	16.67	13.47	10.55	10.12

(a)	Performance returns for periods of less than one year are not annualized. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Dividend & Income Trust

Financial Services	17.0%
Food and Beverage	10.0%
Health Care	9.7%
Computer Software and Services	7.4%
Consumer Products	4.4%
Diversified Industrial	3.4%
Business Services	3.4%
Retail	3.4%
Electronics	3.3%
Telecommunications	3.0%
Machinery	2.5%
U.S. Government Obligations	2.5%
Specialty Chemicals	2.5%
Automotive: Parts and Accessories	2.3%
Entertainment	2.3%
Energy and Utilities: Oil	2.1%
Equipment and Supplies	1.8%
Environmental Services	1.8%
Cable and Satellite	1.6%
Aerospace	1.5%
Building and Construction	1.5%
Energy and Utilities: Integrated	1.4%
Metals and Mining	1.3%
Consumer Services	1.2%
Energy and Utilities: Natural Gas	1.1%
Computer Hardware	1.0%
Broadcasting	0.9%
Semiconductors	0.9%
Transportation	0.9%
Automotive	0.7%
Energy and Utilities: Electric	0.6%
Aviation: Parts and Services	0.5%
Hotels and Gaming	0.5%
Energy and Utilities: Services	0.4%
Real Estate	0.4%
Energy and Utilities: Water	0.3%
Energy and Utilities	0.2%
Communications Equipment	0.2%
Wireless Communications	0.1%
Publishing	0.0%*
Closed-End Funds	0.0%*
Paper and Forest Products	0.0%*
Agriculture	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 96.7%
	Aerospace — 1.5%
148,000	Aerojet Rocketdyne Holdings Inc.	$2,183,570	$7,146,920
12,000	HEICO Corp.	979,419	1,673,040
70,000	Howmet Aerospace Inc.†	1,357,386	2,412,900
25,000	Kaman Corp.	742,013	1,260,000
1,000	Raytheon Technologies Corp.	57,803	85,310
68,000	Rockwell Automation Inc.	2,408,245	19,449,360
1,240,000	Rolls-Royce Holdings plc†	2,399,371	1,696,767
38,800	The Boeing Co.†	8,587,382	9,294,928
		18,715,189	43,019,225

	Agriculture — 0.0%
5,000	Corteva Inc.	156,047	221,750

	Automotive — 0.7%
4,000	EVgo Inc.†	63,069	60,080
50,000	Ford Motor Co.†	639,713	743,000
113,000	General Motors Co.†	5,425,921	6,686,210
152,000	Navistar International Corp.†	3,574,014	6,764,000
74,000	PACCAR Inc.	3,329,867	6,604,500
12,000	Traton SE	325,029	380,483
		13,357,613	21,238,273

	Automotive: Parts and Accessories — 2.3%
48,676	Aptiv plc†	2,983,377	7,658,195
237,932	Dana Inc.	4,146,398	5,653,264
85,000	Garrett Motion Inc.†	471,707	678,300
297,000	Genuine Parts Co.	20,303,002	37,561,590
6,000	Lear Corp.	713,500	1,051,680
20,000	O’Reilly Automotive Inc.†	4,727,092	11,324,200
160,000	Tenneco Inc., Cl. A†	1,452,335	3,091,200
7,000	Visteon Corp.†	525,664	846,580
		35,323,075	67,865,009

	Aviation: Parts and Services — 0.5%
61,000	L3Harris Technologies Inc.	6,525,210	13,185,150

	Broadcasting — 0.9%
145,000	Grupo Televisa SAB, ADR	1,853,147	2,070,600
54,121	Liberty Broadband Corp., Cl. C†	4,454,688	9,398,653
15,000	Liberty Global plc, Cl. A†	382,640	407,400
286,070	Liberty Global plc, Cl. C†	6,893,774	7,735,333
100,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,638,083	4,639,000
40,000	MSG Networks Inc., Cl. A†	595,734	583,200
80,000	Sinclair Broadcast Group Inc., Cl. A	2,392,852	2,657,600
		20,210,918	27,491,786
Shares		Cost	Market Value
	Building and Construction — 1.5%
12,000	Arcosa Inc.	$382,951	$704,880
22,000	Carrier Global Corp.	793,731	1,069,200
79,000	Fortune Brands Home & Security Inc.	1,473,551	7,869,190
116,975	Herc Holdings Inc.†	3,156,370	13,109,388
205,700	Johnson Controls International plc.	8,686,543	14,117,191
11,200	Sika AG	1,438,180	3,661,713
6,500	United Rentals Inc.†	830,086	2,073,565
		16,761,412	42,605,127

	Business Services — 3.4%
20,000	Aramark.	526,281	745,000
49,000	Diebold Nixdorf Inc.†	415,645	629,160
129,546	Fly Leasing Ltd., ADR†	1,720,513	2,194,509
5,000	IHS Markit Ltd.	437,843	563,300
10,000	Jardine Matheson Holdings Ltd.	597,559	639,200
50,000	JCDecaux SA†	1,470,120	1,386,142
610,000	Macquarie Infrastructure Corp.	25,255,662	23,344,700
161,500	Mastercard Inc., Cl. A	14,051,632	58,962,035
25,803	Steel Partners Holdings LP†	174,572	751,383
25,000	Stericycle Inc.†	1,395,097	1,788,750
28,600	Visa Inc., Cl. A	3,471,281	6,687,252
		49,516,205	97,691,431

	Cable and Satellite — 1.5%
19,500	AMC Networks Inc., Cl. A†	689,111	1,302,600
2,445	Charter Communications Inc., Cl. A†	347,387	1,763,945
15,000	Cogeco Inc.	296,908	1,163,359
418,000	Comcast Corp., Cl. A	17,326,854	23,834,360
197,090	DISH Network Corp., Cl. A†	5,961,445	8,238,362
29,000	EchoStar Corp., Cl. A†	788,553	704,410
2,622	Liberty Latin America Ltd., Cl. A†	45,149	36,341
53,621	Liberty Latin America Ltd., Cl. C†	870,720	756,056
95,000	Rogers Communications Inc., Cl. B	2,601,018	5,048,300
100,000	WideOpenWest Inc.†	761,078	2,071,000
		29,688,223	44,918,733

	Communications Equipment — 0.2%
6,000	Arista Networks Inc.†	1,343,278	2,173,860
76,000	Corning Inc.	930,977	3,108,400
5,000	QUALCOMM Inc.	682,309	714,650
		2,956,564	5,996,910

	Computer Hardware — 1.0%
204,600	Apple Inc.	12,598,619	28,022,016
17,500	Micron Technology Inc.†	972,900	1,487,150

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Computer Hardware (Continued)
3,000	NCR Corp.†	$135,067	$136,830
		13,706,586	29,645,996

	Computer Software and Services — 7.4%
11,000	Activision Blizzard Inc.	1,118,215	1,049,840
18,800	Adobe Inc.†	6,062,870	11,010,032
1,000	Alibaba Group Holding Ltd., ADR†	216,505	226,780
4,439	Alphabet Inc., Cl. A†	3,850,750	10,839,106
23,275	Alphabet Inc., Cl. C†	30,370,401	58,334,598
8,445	Amazon.com Inc.†	17,641,379	29,052,151
34,300	Applied Materials Inc.	1,881,337	4,884,320
24,000	Black Knight Inc.†	440,553	1,871,520
4,000	Check Point Software Technologies Ltd.†	454,950	464,520
20,000	Cisco Systems Inc.	839,275	1,060,000
51,000	Cloudflare Inc., Cl. A†	2,748,623	5,397,840
24,000	CrowdStrike Holdings Inc., Cl. A†	3,779,505	6,031,440
20,000	CyrusOne Inc., REIT	548,519	1,430,400
30,000	eBay Inc.	678,428	2,106,300
50,000	FireEye Inc.†	679,000	1,011,000
550,000	Hewlett Packard Enterprise Co.	7,512,526	8,019,000
1,000	McAfee Corp., Cl. A	20,000	28,020
208,849	Microsoft Corp.	17,845,289	56,577,194
4,000	MKS Instruments Inc.	592,007	711,800
2,500	Proofpoint Inc.†	433,600	434,400
4,500	SAP SE, ADR	580,385	632,070
10,400	ServiceNow Inc.†	3,260,379	5,715,320
11,800	Snowflake Inc., Cl. A†	3,496,522	2,853,240
150,000	SolarWinds Corp.†	2,430,059	2,533,500
3,000	Unity Software Inc.†	239,283	329,490
8,000	VMware Inc., Cl. A†	1,074,040	1,279,760
2,800	Zoom Video Communications Inc., Cl. A†	1,158,217	1,083,684
		109,952,617	214,967,325

	Consumer Products — 4.4%
150,000	Authentic Equity Acquisition Corp.†	1,500,000	1,516,500
30,000	Church & Dwight Co. Inc.	1,199,580	2,556,600
383,000	Edgewell Personal Care Co.	20,931,564	16,813,700
285,000	Energizer Holdings Inc.	12,126,673	12,249,300
99,000	Hanesbrands Inc.	471,699	1,848,330
16,000	Kimball International Inc., Cl. B	214,842	210,400
11,000	Kimberly-Clark Corp.	1,062,477	1,471,580
3,000	Newell Brands Inc.	41,190	82,410
8,230,000	Swedish Match AB	12,506,818	70,182,096
			Market
Shares		Cost	Value
9,000	The Estee Lauder Companies Inc., Cl. A	$1,751,585	$2,862,720
74,000	The Procter & Gamble Co.	4,308,080	9,984,820
640,395	Topps Company Inc.†	6,500,009	7,181,390
		62,614,517	126,959,846

	Consumer Services — 1.0%
22,000	Ashtead Group plc	423,833	1,632,405
54,900	Facebook Inc., Cl. A†	13,848,628	19,089,279
300,000	Qurate Retail Inc., Cl. A	2,543,734	3,927,000
80,000	Terminix Global Holdings Inc.†	2,412,646	3,816,800
7,000	Travel + Leisure Co.	238,201	416,150
		19,467,042	28,881,634

	Diversified Industrial — 3.4%
46,284	Ampco-Pittsburgh Corp.†	121,084	280,944
37,000	Ardagh Group SA	669,374	907,240
93,000	Bouygues SA	3,237,800	3,439,469
22,700	Eaton Corp. plc	880,958	3,363,686
36,000	Emerson Electric Co.	3,007,658	3,464,640
70,000	General Electric Co.	708,469	942,200
200,000	Griffon Corp.	3,718,158	5,126,000
200,000	Honeywell International Inc.	23,607,034	43,870,000
51,000	ITT Inc.	973,582	4,671,090
10,000	nVent Electric plc	140,660	312,400
15,000	Pentair plc	425,273	1,012,350
3,000	Proto Labs Inc.†	284,190	275,400
5,000	Sulzer AG	462,738	690,624
337,000	Textron Inc.	12,253,623	23,175,490
19,500	The Sherwin-Williams Co.	3,495,769	5,312,775
300,000	Toray Industries Inc.	2,270,748	1,995,859
36,000	Trinity Industries Inc.	739,138	968,040
15,000	Vantage Towers AG†	435,502	483,075
		57,431,758	100,291,282

	Electronics — 3.3%
18,300	Analog Devices Inc.	2,698,102	3,150,528
3,000	ChargePoint Holdings Inc.†	98,987	104,220
10,000	EXFO Inc.†	69,424	59,500
50,000	Flex Ltd.†	906,870	893,500
244,000	Intel Corp.	11,131,892	13,698,160
160,000	Resideo Technologies Inc.†	1,354,245	4,800,000
2,000	Roku Inc.†	882,688	918,500
431,000	Sony Group Corp., ADR	15,955,328	41,901,820
48,000	TE Connectivity Ltd.	1,503,686	6,490,080
78,500	Texas Instruments Inc.	2,559,822	15,095,550
19,600	Thermo Fisher Scientific Inc.	4,232,932	9,887,612
1,000	Universal Display Corp.	189,420	222,330
		41,583,396	97,221,800

	Energy and Utilities: Electric — 0.6%
11,000	ALLETE Inc.	360,106	769,780

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Electric (Continued)
5,000	American Electric Power Co. Inc.	$184,350	$422,950
29,000	Electric Power Development Co. Ltd.	698,586	413,745
189,000	Evergy Inc.	10,110,570	11,421,270
12,000	Pinnacle West Capital Corp.	468,584	983,640
60,000	The AES Corp.	617,140	1,564,200
7,000	WEC Energy Group Inc.	460,121	622,650
		12,899,457	16,198,235

	Energy and Utilities: Integrated — 1.4%
130,000	Avangrid Inc.	6,026,856	6,685,900
22,000	Chubu Electric Power Co. Inc.	354,517	268,923
20,000	Endesa SA	506,664	485,209
228,000	Enel SpA	1,036,727	2,117,389
50,000	Eversource Energy	4,178,779	4,012,000
23,000	Hawaiian Electric Industries Inc.	594,426	972,440
410,000	Hera SpA	822,663	1,693,773
10,000	Hokkaido Electric Power Co. Inc.	77,930	45,277
45,000	Iberdrola SA, ADR	952,490	2,198,475
115,000	Korea Electric Power Corp., ADR	1,568,135	1,242,000
26,000	Kyushu Electric Power Co. Inc.	288,709	200,099
28,000	MGE Energy Inc.	599,144	2,084,320
48,000	NextEra Energy Inc.	2,156,472	3,517,440
65,000	NextEra Energy Partners LP	3,107,215	4,963,400
49,000	NiSource Inc.	397,054	1,200,500
1,000	NorthWestern Corp.	64,660	60,220
57,500	OGE Energy Corp.	685,360	1,934,875
11,000	Ormat Technologies Inc.	165,000	764,830
260,000	PG&E Corp.†	2,616,544	2,644,200
25,000	PNM Resources Inc.	1,026,545	1,219,250
30,000	Public Service Enterprise Group Inc.	906,080	1,792,200
49,000	Shikoku Electric Power Co. Inc.	896,059	333,444
45,000	The Chugoku Electric Power Co. Inc.	763,445	410,729
16,000	The Kansai Electric Power Co. Inc.	197,975	152,590
45,000	Tohoku Electric Power Co. Inc.	663,612	352,401
		30,653,061	41,351,884

	Energy and Utilities: Natural Gas — 1.1%
16,000	APA Corp.	185,550	346,080
			Market
Shares		Cost	Value
160,000	Enterprise Products
	Partners LP.	$3,169,524	$3,860,800
66,000	Kinder Morgan Inc.	1,736,189	1,203,180
196,000	National Fuel Gas Co.	9,421,631	10,241,000
30,000	National Grid plc	469,640	382,123
22,000	National Grid plc, ADR	1,086,983	1,406,680
14,000	ONEOK Inc.	567,297	778,960
51,000	Sempra Energy	1,590,107	6,756,480
30,000	South Jersey Industries Inc.	476,644	777,900
42,000	Southwest Gas Holdings Inc.	1,103,049	2,779,980
69,000	UGI Corp.	2,701,155	3,195,390
		22,507,769	31,728,573

	Energy and Utilities: Oil — 2.1%
105,022	Chevron Corp.	9,241,148	11,000,005
120,500	ConocoPhillips.	4,994,261	7,338,450
66,112	Devon Energy Corp.	867,239	1,929,809
140,000	Eni SpA, ADR	5,084,692	3,414,600
15,000	Enviva Partners LP.	730,348	786,150
375,000	Equinor ASA, ADR	6,897,752	7,950,000
67,000	Exxon Mobil Corp.	3,929,686	4,226,360
15,700	Hess Corp.	975,265	1,370,924
143,000	Marathon Petroleum Corp.	4,438,778	8,640,060
28,000	Occidental Petroleum Corp.	353,138	875,560
1,000	PetroChina Co. Ltd., ADR	40,300	49,030
20,000	Petroleo Brasileiro SA, ADR	205,518	244,600
52,000	Phillips 66	4,107,965	4,462,640
169,000	Repsol SA, ADR	3,512,296	2,146,300
92,000	Royal Dutch Shell plc, Cl. A, ADR	4,989,847	3,716,800
70,000	TotalEnergies SE, ADR	3,318,049	3,168,200
		53,686,282	61,319,488

	Energy and Utilities: Services — 0.4%
300,000	Halliburton Co.	11,541,142	6,936,000
55,000	Oceaneering International Inc.†	911,069	856,350
155,000	Schlumberger NV	5,492,683	4,961,550
		17,944,894	12,753,900

	Energy and Utilities: Water — 0.3%
11,000	American States Water Co.	138,388	875,160
11,000	American Water Works Co. Inc.	1,168,030	1,695,430
14,000	Essential Utilities Inc.	613,002	639,800
191,000	Mueller Water Products Inc., Cl. A	1,817,558	2,754,220
36,000	Severn Trent plc	927,080	1,245,468
24,000	SJW Group	428,495	1,519,200
7,500	The York Water Co.	97,903	339,750

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
6,000	United Utilities Group plc, ADR	$168,600	$164,910
		5,359,056	9,233,938

	Entertainment — 2.3%
70,000	Discovery Inc., Cl. C†	2,304,248	2,028,600
61,333	Fox Corp., Cl. A	1,949,372	2,277,294
53,000	Fox Corp., Cl. B	1,729,207	1,865,600
80,000	Liberty Media Corp.- Liberty Braves, Cl. A†	2,171,367	2,257,600
53,400	Madison Square Garden Entertainment Corp.†	2,248,709	4,483,998
38,333	Madison Square Garden Sports Corp.†	2,386,926	6,615,126
19,400	Netflix Inc.†	8,104,112	10,247,274
38,700	Take-Two Interactive Software Inc.†	3,841,338	6,850,674
70,500	The Walt Disney Co.†	9,337,761	12,391,785
60,000	ViacomCBS Inc., Cl. A	2,936,606	2,907,000
190,000	ViacomCBS Inc., Cl. B	5,101,246	8,588,000
175,000	Vivendi SE	4,514,248	5,878,652
300,000	Wow Unlimited Media Inc.†(a)(b)	345,198	232,333
		46,970,338	66,623,936

	Environmental Services — 1.8%
188,000	Republic Services Inc.	6,981,260	20,681,880
23,000	Veolia Environnement SA	275,698	694,624
91,222	Waste Connections Inc.	3,867,597	10,894,644
137,000	Waste Management Inc.	5,607,353	19,195,070
		16,731,908	51,466,218

	Equipment and Supplies — 1.8%
57,000	CIRCOR International Inc.†	1,714,975	1,858,200
12,000	Cummins Inc.	2,815,099	2,925,720
20,800	Danaher Corp.	3,460,584	5,581,888
87,500	Flowserve Corp.	3,360,374	3,528,000
143,000	Graco Inc.	2,822,553	10,825,100
144,000	Mueller Industries Inc.	3,129,018	6,236,640
12,500	Parker-Hannifin Corp.	3,371,803	3,838,875
535,000	RPC Inc.†	2,728,430	2,648,250
130,000	Sealed Air Corp.	3,131,382	7,702,500
25,800	The L.S. Starrett Co., Cl. A†	125,379	240,972
94,000	The Timken Co.	3,524,661	7,575,460
		30,184,258	52,961,605

	Financial Services — 17.0%
7,000	Alleghany Corp.†	2,577,465	4,669,490
331,108	American Express Co.	28,982,932	54,708,975
88,000	American International Group Inc.	5,227,288	4,188,800
373,000	Bank of America Corp.	7,005,049	15,378,790
			Market
Shares		Cost	Value
55,000	Berkshire Hathaway Inc., Cl. B†	$10,460,548	$15,285,600
20,400	BlackRock Inc.	4,495,468	17,849,388
28,500	Brookfield Asset Management Inc., Cl. A	128,980	1,452,930
196	Brookfield Asset Management Reinsurance Partners Ltd., Cl. A†	10,388	10,196
22,000	Cannae Holdings Inc.†	275,343	746,020
200,000	Citigroup Inc.	10,112,638	14,150,000
50,000	Cohen & Steers Inc.	1,856,317	4,104,500
19,000	Cullen/Frost Bankers Inc.	1,383,862	2,128,000
9,000	EXOR NV	536,309	720,983
18	Farmers & Merchants Bank of Long Beach	126,871	147,600
42,000	Fidelity National Financial Inc.	430,073	1,825,320
200,000	Graf Acquisition Corp. IV†	2,000,000	1,990,000
130,000	H&R Block Inc.	2,914,383	3,052,400
19,000	HSBC Holdings plc, ADR	834,887	548,150
22,249	Interactive Brokers Group Inc., Cl. A	839,448	1,462,427
155,000	Invesco Ltd.	3,318,821	4,143,150
100,000	Janus Henderson Group plc	3,167,496	3,881,000
348,417	JPMorgan Chase & Co.	23,289,752	54,192,780
65,000	KeyCorp.	856,314	1,342,250
30,000	Kinnevik AB, Cl. B	663,872	1,200,967
55,000	KKR & Co. Inc.	1,110,737	3,258,200
34,000	M&T Bank Corp.	2,124,148	4,940,540
262,226	Morgan Stanley	8,263,235	24,043,502
3,400	MSCI Inc.	982,837	1,812,472
70,000	National Australia Bank Ltd., ADR	810,381	691,250
130,000	Navient Corp.	927,744	2,512,900
100,000	New York Community Bancorp Inc.	1,584,609	1,102,000
91,000	Northern Trust Corp.	4,076,449	10,521,420
386,781	Oaktree Specialty Lending Corp.	2,379,116	2,587,565
143,700	PayPal Holdings Inc.†	15,060,977	41,885,676
20,000	Pershing Square Tontine Holdings Ltd., Cl. A†	419,095	455,200
80,000	Resona Holdings Inc.	381,969	307,629
10,000	S&P Global Inc.	3,387,551	4,104,500
90,000	SLM Corp.	453,093	1,884,600
70,000	Software Acquisition Group Inc. II, Cl. A†	771,800	696,500
135,000	Spartacus Acquisition Corp., Cl. A†	1,260,920	1,356,750
179,000	State Street Corp.	10,506,782	14,728,120
142,000	T. Rowe Price Group Inc.	10,200,441	28,111,740

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
620,000	The Bank of New York Mellon Corp.	$20,242,305	$31,762,600
75,000	The Blackstone Group Inc.	3,161,650	7,285,500
53,100	The Goldman Sachs Group Inc.	12,139,086	20,153,043
92,500	The Hartford Financial Services Group Inc.	3,081,390	5,732,225
174,000	The PNC Financial Services Group Inc.	12,339,980	33,192,240
92,500	The Travelers Companies Inc.	6,196,278	13,848,175
47,500	W. R. Berkley Corp.	1,236,432	3,535,425
564,500	Wells Fargo & Co.	19,881,788	25,566,205
4,000	Willis Towers Watson plc	324,515	920,080
		254,799,812	496,175,773

	Food and Beverage — 10.0%
12,000	Ajinomoto Co. Inc.	205,201	311,517
12,500	Brown-Forman Corp., Cl. B	439,792	936,750
56,000	Campbell Soup Co.	2,019,743	2,553,040
980,000	China Mengniu Dairy Co. Ltd.	1,211,207	5,925,969
60,500	Chr. Hansen Holding A/S	2,467,586	5,460,315
664,000	Conagra Brands Inc.	20,114,644	24,156,320
8,000	Constellation Brands Inc., Cl. A	283,846	1,871,120
158,000	Danone SA	7,665,422	11,122,881
2,180,000	Davide Campari-Milano NV	6,614,968	29,196,841
80,000	Diageo plc, ADR	10,252,610	15,335,200
70,954	Flowers Foods Inc.	1,053,433	1,717,087
203,000	General Mills Inc.	11,346,632	12,368,790
18,000	Heineken Holding NV	747,987	1,813,130
260,000	ITO EN Ltd.	5,640,538	15,422,836
1,000	JDE Peet’s NV†	35,094	36,284
50,000	Kellogg Co.	3,659,664	3,216,500
120,000	Keurig Dr Pepper Inc.	1,412,776	4,228,800
334,000	Kikkoman Corp.	3,934,037	22,037,175
10,000	Lamb Weston Holdings Inc.	603,226	806,600
5,000	Landec Corp.†	55,220	56,250
108,000	Maple Leaf Foods Inc.	2,081,739	2,241,723
6,000	McCormick & Co. Inc.	290,905	528,182
110,000	Molson Coors Beverage Co., Cl. B†	6,120,701	5,905,900
531,000	Mondelez International Inc., Cl. A	19,872,042	33,155,640
30,000	Morinaga Milk Industry Co. Ltd.	588,860	1,563,527
22,000	Nestlé SA	1,644,475	2,739,627
35,000	Nestlé SA, ADR	2,563,158	4,365,900
			Market
Shares		Cost	Value
130,000	Nissin Foods Holdings Co. Ltd.	$4,438,279	$9,361,357
60,000	Nomad Foods Ltd.†	1,550,944	1,696,200
76,000	PepsiCo Inc.	9,400,604	11,260,920
61,000	Pernod Ricard SA	5,202,267	13,540,317
45,000	Post Holdings Inc.†	3,612,212	4,881,150
24,500	Remy Cointreau SA	1,360,469	5,057,757
18,000	Suntory Beverage & Food Ltd.	573,702	677,258
287,500	The Coca-Cola Co.	10,991,067	15,556,625
65,000	The Hain Celestial Group Inc.†	1,333,889	2,607,800
24,000	The Kraft Heinz Co.	716,243	978,720
25,000	Unilever plc, ADR	800,393	1,462,500
237,000	Yakult Honsha Co. Ltd.	5,710,597	13,418,516
		158,616,172	289,573,024

	Health Care — 9.5%
30,000	Abbott Laboratories.	1,733,658	3,477,900
40,196	AbbVie Inc.	3,463,715	4,527,677
20,000	Alexion Pharmaceuticals Inc.†	2,346,406	3,674,200
59,000	AmerisourceBergen Corp.	4,199,339	6,754,910
13,000	Anthem Inc.	2,548,777	4,963,400
120,000	Aurinia Pharmaceuticals Inc.†	1,722,153	1,555,200
175,000	Bausch Health Cos. Inc.†	3,953,194	5,131,000
45,000	Baxter International Inc.	1,893,609	3,622,500
22,000	Becton, Dickinson and Co.	5,005,502	5,350,180
1,000	BioMarin Pharmaceutical Inc.†	76,290	83,440
8,000	Bio-Rad Laboratories Inc., Cl. A†	2,559,160	5,154,320
160,000	Bristol-Myers Squibb Co.	9,179,743	10,691,200
45,000	Cardiovascular Systems Inc.†	1,274,517	1,919,250
20,000	CareDx Inc.†	1,287,020	1,830,400
25,000	Catalent Inc.†	2,565,651	2,703,000
11,000	Charles River Laboratories International Inc.†	1,172,330	4,069,120
5,000	Chemed Corp.	323,860	2,372,500
63,000	Cigna Corp.	11,773,940	14,935,410
40,000	DaVita Inc.†	2,525,358	4,817,200
25,000	DENTSPLY SIRONA Inc.	1,232,965	1,581,500
46,700	Edwards Lifesciences Corp.†	3,348,849	4,836,719
15,000	eHealth Inc.†	1,096,663	876,000
41,000	Elanco Animal Health Inc.†	347,072	1,422,290
45,000	Eli Lilly & Co.	1,666,392	10,328,400
225,000	Evolent Health Inc., Cl. A†	2,509,412	4,752,000
15,000	Gerresheimer AG.	977,229	1,658,568
34,271	Gilead Sciences Inc.	2,462,091	2,359,901

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
40,000	GlaxoSmithKline plc, ADR	$1,827,420	$1,592,800
45,000	HCA Healthcare Inc.	4,454,821	9,303,300
15,000	Henry Schein Inc.†	778,688	1,112,850
10,000	ICU Medical Inc.†	1,916,238	2,058,000
3,400	Illumina Inc.†	932,366	1,608,914
5,000	Incyte Corp.†	416,219	420,650
35,000	Integer Holdings Corp.†	1,517,403	3,297,000
3,300	Intuitive Surgical Inc.†	2,145,457	3,034,812
108,100	Johnson & Johnson	10,509,814	17,808,394
25,000	Laboratory Corp. of America Holdings†	3,139,224	6,896,250
17,500	McKesson Corp.	2,757,397	3,346,700
73,300	Medtronic plc	7,483,519	9,098,729
198,339	Merck & Co. Inc.	12,100,395	15,424,824
20,000	NeoGenomics Inc.†	149,976	903,400
200,000	Option Care Health Inc.†	2,476,631	4,374,000
9,333	Organon & Co.†	316,401	282,417
42,781	Orthofix Medical Inc.†	1,376,440	1,715,946
73,000	Patterson Cos. Inc.	1,798,342	2,218,470
94,100	Perrigo Co. plc	4,991,040	4,314,485
50,000	Personalis Inc.†	498,350	1,265,000
59,000	PetIQ Inc.†	1,589,037	2,277,400
377,588	Pfizer Inc.	8,265,426	14,786,346
38,061	PPD Inc.†	1,312,766	1,754,231
6,000	Quidel Corp.†	801,562	768,720
4,500	Regeneron Pharmaceuticals Inc.†	2,101,495	2,513,430
30,000	Silk Road Medical Inc.†	1,564,256	1,435,800
15,000	Stryker Corp.	1,929,225	3,895,950
125,850	Takeda Pharmaceutical Co. Ltd., ADR	2,433,939	2,118,056
3,500	Teladoc Health Inc.†	932,396	582,015
75,000	Tenet Healthcare Corp.†	2,179,280	5,024,250
9,000	The Cooper Companies Inc.	1,097,258	3,566,430
125,000	Trillium Therapeutics Inc.†	1,986,995	1,212,500
5,500	UnitedHealth Group Inc.	1,627,421	2,202,420
4,725	Vertex Pharmaceuticals Inc.†	918,228	952,702
27,481	Viatris Inc.	408,811	392,703
43,000	Zimmer Biomet Holdings Inc.	4,341,287	6,915,260
105,038	Zoetis Inc.	3,753,014	19,574,882
		172,073,432	275,498,221

	Hotels and Gaming — 0.5%
19,000	Accor SA†	654,124	709,446
88,000	Boyd Gaming Corp.†	450,609	5,411,120
20,000	Entain plc†	259,138	482,910
22,000	Las Vegas Sands Corp.†	1,307,662	1,159,180
			Market
Shares		Cost	Value
400,000	Mandarin Oriental International Ltd.†	$680,880	$800,000
69,000	MGM Resorts International	1,830,635	2,942,850
15,000	Ryman Hospitality Properties Inc., REIT†	683,116	1,184,400
5,000	Wyndham Hotels & Resorts Inc.	191,090	361,450
		6,057,254	13,051,356

	Machinery — 2.5%
21,000	Astec Industries Inc.	752,860	1,321,740
140,000	CNH Industrial NV	1,047,704	2,311,619
1,330,000	CNH Industrial NV, New York	10,685,182	22,237,600
66,200	Deere & Co.	4,498,105	23,349,402
6,000	Otis Worldwide Corp.	333,099	490,620
15,000	Twin Disc Inc.†	94,452	213,450
192,905	Xylem Inc.	9,319,743	23,140,884
		26,731,145	73,065,315

	Metals and Mining — 1.3%
65,000	Agnico Eagle Mines Ltd.	2,061,450	3,929,250
20,000	Alliance Resource Partners LP	102,683	144,200
14,000	Arconic Corp.†	165,291	498,680
167,588	Barrick Gold Corp.	3,255,274	3,465,720
8,000	BHP Group Ltd., ADR	217,549	582,640
36,000	Franco-Nevada Corp.	1,500,629	5,224,298
180,000	Freeport-McMoRan Inc.	3,096,951	6,679,800
278,666	Newmont Corp.	11,076,969	17,661,851
		21,476,796	38,186,439

	Paper and Forest Products — 0.0%
8,000	International Paper Co.	364,790	490,480

	Publishing — 0.0%
1,000	Graham Holdings Co., Cl. B	515,325	633,900

	Real Estate — 0.4%
14,000	Crown Castle International Corp., REIT	1,788,199	2,731,400
5,000	Equinix Inc., REIT	1,978,269	4,013,000
10,000	QTS Realty Trust Inc., Cl. A, REIT	199,466	773,000
85,000	Weyerhaeuser Co., REIT	2,681,578	2,925,700
		6,647,512	10,443,100

	Retail — 3.4%
26,500	Advance Auto Parts Inc.	3,970,393	5,436,210
115,000	AutoNation Inc.†	5,901,419	10,903,150
2,500	AutoZone Inc.†	2,530,951	3,730,550
19,000	Bassett Furniture Industries Inc.	96,034	462,650
20,000	CarMax Inc.†	1,580,351	2,583,000

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Retail (Continued)
283,000	CVS Health Corp.	$20,392,858	$23,613,520
120,000	Ingles Markets Inc., Cl. A	1,966,551	6,992,400
36,400	Lowe’s Companies Inc.	817,400	7,060,508
7,500	MSC Industrial Direct Co. Inc., Cl. A	528,089	672,975
51,100	NIKE Inc., Cl. B	4,939,792	7,894,439
37,500	Rush Enterprises Inc., Cl. B	599,173	1,430,250
247,000	Sally Beauty Holdings Inc.†	3,735,266	5,451,290
110,000	Seven & i Holdings Co. Ltd.	3,335,405	5,244,791
50,000	Starbucks Corp.	3,629,439	5,590,500
12,000	The Home Depot Inc.	2,899,029	3,826,680
70,000	Walgreens Boots Alliance Inc.	3,319,857	3,682,700
20,000	Walmart Inc.	970,066	2,820,400
		61,212,073	97,396,013

	Semiconductors — 0.9%
20,000	Advanced Micro Devices Inc.†	1,629,710	1,878,600
6,600	ASML Holding NV.	1,957,758	4,559,544
9,600	KLA Corp.	1,845,414	3,112,416
5,700	Lam Research Corp.	1,620,609	3,708,990
15,900	NVIDIA Corp.	3,435,827	12,721,590
1,000	NXP Semiconductors NV	182,620	205,720
10,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,169,806	1,201,600
		11,841,744	27,388,460

	Specialty Chemicals — 2.5%
16,000	Air Products and Chemicals Inc.	2,692,788	4,602,880
45,000	Ashland Global Holdings Inc.	2,311,413	3,937,500
10,000	Axalta Coating Systems Ltd.†	251,294	304,900
25,000	Dow Inc.	1,254,516	1,582,000
424,000	DuPont de Nemours Inc.	24,873,302	32,821,840
337,000	Ferro Corp.†	3,124,213	7,269,090
90,000	GCP Applied Technologies Inc.†	2,089,965	2,093,400
76,000	International Flavors & Fragrances Inc.	9,286,513	11,354,400
86,000	Olin Corp.	1,545,352	3,978,360
9,000	Sensient Technologies Corp.	585,514	779,040
116,810	Valvoline Inc.	2,355,283	3,791,653
		50,370,153	72,515,063

	Telecommunications — 2.9%
272,000	AT&T Inc.	7,959,802	7,828,160
178,000	BCE Inc.	4,925,573	8,778,960
			Market
Shares		Cost	Value
4,964	Comtech Telecommunications Corp.	$117,662	$119,930
430,000	Deutsche Telekom AG, ADR	7,239,214	9,141,800
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	1,694,550
123,000	Loral Space & Communications Inc.	4,374,878	4,778,550
45,000	Orange SA, ADR	942,030	514,800
50,000	Pharol SGPS SA†	14,182	5,988
34,000	Proximus SA	994,663	656,740
50,000	Telefonica SA, ADR	460,701	235,000
295,000	Telekom Austria AG	1,968,837	2,518,533
23,000	Telenet Group Holding NV	1,046,305	865,621
140,000	Telephone and Data Systems Inc.	3,685,661	3,172,400
110,000	Telstra Corp. Ltd., ADR	2,014,389	1,544,125
270,000	TELUS Corp.	1,405,698	6,056,100
50,000	T-Mobile US Inc.†	3,644,240	7,241,500
150,000	VEON Ltd., ADR†	382,930	274,500
496,086	Verizon Communications Inc.	23,207,324	27,795,699
125,000	Vodafone Group plc, ADR	2,830,746	2,141,250
		68,538,558	85,364,206

	Transportation — 0.9%
212,000	GATX Corp.	6,689,211	18,755,640
10,000	Kansas City Southern	167,897	2,833,700
100,000	Uber Technologies Inc.†	5,966,720	5,012,000
		12,823,828	26,601,340

	Wireless Communications — 0.1%
92,000	United States Cellular Corp.†	3,967,812	3,340,520

	TOTAL COMMON STOCKS	1,590,939,801	2,815,562,264

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	30,596	582,000

	PREFERRED STOCKS — 0.3%
	Automotive: Parts and Accessories — 0.0%
38,160	Garrett Motion Inc., Ser. A	200,340	328,176

	Consumer Services — 0.2%
50,450	Qurate Retail Inc., 8.000%, 03/15/31	5,275,282	5,461,212

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,857,138	2,331,063

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	PREFERRED STOCKS (Continued)
	Health Care (Continued)
2,296	XOMA Corp., Ser. A, 8.625%	$57,446	$61,257
		2,914,584	2,392,320
	TOTAL PREFERRED STOCKS	8,390,206	8,181,708

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.0%
85,000	Garrett Motion Inc., Ser. A, 11.000%	446,250	731,000

	Telecommunications — 0.1%
44,000	Cincinnati Bell Inc., Ser. B, 6.750%	1,080,366	2,200,440

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,526,616	2,931,440

	MANDATORY CONVERTIBLE SECURITIES(c) — 0.3%
	Energy and Utilities — 0.2%
124,900	El Paso Energy Capital Trust I,
	4.750%, 03/31/28	4,521,024	6,276,225

	Health Care — 0.1%
25,000	Avantor Inc., Ser. A,
	6.250%, 05/15/22	1,490,250	2,739,000

	TOTAL MANDATORY CONVERTIBLE SECURITIES	6,011,274	9,015,225

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
32,000	Ampco-Pittsburgh Corp., expire 08/01/25†	21,863	28,800

	Energy and Utilities: Oil — 0.0%
12,257	Occidental Petroleum Corp., expire 08/03/27†	60,672	170,495

	Energy and Utilities: Services — 0.0%
3,081	Weatherford International plc, expire 12/13/23†	0	1,355

	Financial Services — 0.0%
60,000	Spartacus Acquisition Corp.,
	expire 10/31/27†	79,182	73,800

	TOTAL WARRANTS	161,717	274,450
Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$1,700,000	DISH Network Corp.,
	3.375%, 08/15/26	$1,700,000	$1,739,100

	Computer Software and Services — 0.0%
300,000	Limelight Networks Inc.,
	3.500%, 08/01/25(b)	300,000	272,695

	TOTAL CONVERTIBLE CORPORATE BONDS	2,000,000	2,011,795

	U.S. GOVERNMENT OBLIGATIONS — 2.5%
72,683,000	U.S. Treasury Bills,
	0.002% to 0.090%††,
	07/01/21 to 12/16/21	72,676,059	72,674,937

TOTAL INVESTMENTS — 100.0%		$1,681,736,269	2,911,233,819

Other Assets and Liabilities (Net)			(5,777,322)

PREFERRED SHARES
(6,006,064 preferred shares outstanding)			(301,600,000)

NET ASSETS — COMMON SHARES
(90,409,429 common shares outstanding)			$2,603,856,497

NET ASSET VALUE PER COMMON SHARE
($2,603,856,497 ÷ 90,409,429 shares outstanding)			$28.80

(a)	At June 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $232,333 or 0.01% of total investments, which was valued under methods approved by the Board of Trustees as follows:

				06/30/21
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Share
300,000	Wow Unlimited Media Inc.	06/5/18	$345,198	$0.7744

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

	% of Total	Market
Geographic Diversification	Investments	Value
North America	84.7%	$2,465,157,466
Europe	10.8	314,321,010
Japan	4.0	116,537,549
Asia/Pacific	0.4	12,902,594
Latin America	0.1	2,315,200
Total Investments	100.0%	$2,911,233,819

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $1,681,736,269)	$2,911,233,819
Cash	66,692
Receivable for investments sold	1,716,052
Dividends and interest receivable	3,259,680
Deferred offering expense	400,900
Prepaid expenses	22,434
Total Assets	2,916,699,577
Liabilities:
Foreign currency overdraft, at value (cost $37,809)	37,615
Distributions payable	147,221
Payable for investments purchased	8,095,549
Payable for investment advisory fees	2,416,412
Payable for payroll expenses	40,461
Payable for accounting fees	3,750
Series J Cumulative Preferred Stock (1.700%, $25,000 liquidation value, 5,804 shares authorized with 5,804 shares issued and outstanding)	145,100,000
Other accrued expenses	502,072
Total Liabilities	156,343,080
Cumulative Preferred Shares, each at $0.001 par value:
Series B (Auction Market, $25,000 liquidation value, 4,000 shares authorized with 82 shares issued and outstanding)	2,050,000
Series C (Auction Market, $25,000 liquidation value, 4,800 shares authorized with 54 shares issued and outstanding)	1,350,000
Series E (Auction Rate, $25,000 liquidation value, 5,400 shares authorized with 124 shares issued and outstanding)	3,100,000
Series G (5.250%, $25 liquidation value, 4,000,000 shares authorized with 4,000,000 shares issued and outstanding)	100,000,000
Series H (5.375%, $25 liquidation value, $2,000,000 shares authorized with 2,000,000 shares issued and outstanding)	50,000,000
Total Preferred Shares	156,500,000
Net Assets Attributable to Common Shareholders	$2,603,856,497

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,342,816,643
Total distributable earnings	1,261,039,854
Net Assets	$2,603,856,497
Net Asset Value per Common Share at $0.001 par value:
($2,603,856,497 ÷ 90,409,429 shares outstanding; unlimited number of shares authorized)	$28.80
Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $763,376)	$29,660,883
Interest	53,177
Total Investment Income	29,714,060
Expenses:
Investment advisory fees	13,755,747
Interest expense on preferred stock	486,488
Shareholder communications expenses	275,508
Custodian fees	156,133
Trustees’ fees	144,216
Payroll expenses	88,438
Legal and audit fees	49,871
Shareholder services fees	24,807
Accounting fees	22,500
Shelf offering expense	18,444
Interest expense	119
Miscellaneous expenses	146,202
Total Expenses	15,168,473
Less:
Expenses paid indirectly by broker (See Note 3)	(9,082)
Net Expenses	15,159,391
Net Investment Income	14,554,669
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	95,434,722
Net realized gain on foreign currency transactions	16,497
Net realized gain on investments and foreign currency transactions	95,451,219
Net change in unrealized appreciation/depreciation:
on investments	290,293,928
on foreign currency translations	(20,096)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	290,273,832
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency	385,725,051
Net Increase in Net Assets Resulting from
Operations	400,279,720
Total Distributions to Preferred Shareholders	(4,949,673)
Net Increase in Net Assets Attributable to
Common Shareholders Resulting from
Operations	$395,330,047

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended
	June 30, 2021	Year Ended
	(Unaudited)	December 31, 2020

Operations:
Net investment income	$14,554,669	$23,746,116
Net realized gain on investments and foreign currency transactions	95,451,219	110,915,945
Net change in unrealized appreciation/depreciation on investments and foreign
currency translations	290,273,832	66,269,663
Net Increase in Net Assets Resulting from Operations	400,279,720	200,931,724
Distributions to Preferred Shareholders	(4,949,673)*	(15,279,706)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from
Operations	395,330,047	185,652,018

Distributions to Common Shareholders:
Accumulated earnings	(59,686,443)*	(118,886,275)
Return of capital	—	(639,170)
Total Distributions to Common Shareholders	(59,686,443)	(119,525,445)

Fund Share Transactions:
Net decrease from repurchase of common shares	(1,565,972)	(2,721,114)
Net increase in net assets from repurchase of preferred shares	6,110,982	13,626,875
Adjustment of offering costs for common shares charged to paid-in capital	20,893	(96,871)
Adjustment of offering costs for preferred shares charged to paid-in capital	9,304	—
Net Increase in Net Assets from Fund Share Transactions	4,575,207	10,808,890

Net Increase in Net Assets Attributable to Common Shareholders	340,218,811	76,935,463

Net Assets Attributable to Common Shareholders:
Beginning of year	2,263,637,686	2,186,702,223
End of period	$2,603,856,497	$2,263,637,686

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Cash Flows
For the Six Months Ended June 30, 2021 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$395,330,047

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(167,611,982)
Proceeds from sales of long term investment securities	243,787,110
Net purchases of short term investment securities	(27,638,328)
Net realized gain on investments	(95,434,722)
Net change in unrealized appreciation on investments	(290,293,928)
Net amortization of discount	(18,284)
Increase in receivable for investments sold	(1,268,201)
Increase in dividends and interest receivable	(222,274)
Increase in deferred offering expense	(298,061)
Decrease in prepaid expenses	23,609
Increase in payable for investments purchased	7,730,071
Increase in distributions payable	12,770
Decrease in payable for shareholder communications expenses	(220,434)
Decrease in payable for investment advisory fees	(1,190,637)
Decrease in payable for payroll expenses	(21,044)
Increase in other accrued expenses	132,489
Net cash provided by operating activities	62,798,201

Net decrease in net assets resulting from financing activities:
Redemption of Series B Auction Market Cumulative Preferred Shares	(64,125,000)
Redemption of Series C Auction Market Cumulative Preferred Shares	(79,750,000)
Redemption of Series E Auction Rate Cumulative Preferred Shares	(8,900,000)
Issuance of Series J Cumulative Preferred Shares	145,100,000
Offering costs for preferred shares charged to paid-in capital	9,304
Increase in offering cost charged to paid in capital	20,893
Distributions to Common Shareholders	(59,686,443)
Decrease from repurchase of common shares	(1,565,972)
Increase from repurchase of preferred shares	6,110,982
Net cash used in financing activities	(62,786,236)
Net increase in cash	11,965
Cash (including foreign currency):
Beginning of year	17,112
End of period	$29,077

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$452,228
Interest paid on bank overdrafts	119
Value of shares received as part of mergers of certain Fund investments	3,539,624
Value of shares received as part of an exchange offer from one of the Fund’s investments	13,457,063

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2021:

Cash	$66,692
Foreign currency overdraft, at value.	(37,615)
$29,077

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
Operating Performance:
Net asset value, beginning of year	$25.02		$24.12	$20.51	$25.11	$22.30	$21.07
Net investment income	0.16		0.26	0.35	0.45	0.32	0.36
Net realized and unrealized gain/(loss) on investments, securities sold short, and foreign currency transactions	4.26		1.97	5.25	(3.43)	4.09	2.45
Total from investment operations	4.42		2.23	5.60	(2.98)	4.41	2.81
Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.03)	(0.07)	(0.08)	(0.06)	(0.05)
Net realized gain	(0.04	)*	(0.14)	(0.23)	(0.22)	(0.22)	(0.17)
Total distributions to preferred shareholders	(0.05)		(0.17)	(0.30)	(0.30)	(0.28)	(0.22)
Net Increase/(Decrease) in Net Assets
Attributable to Common Shareholders Resulting from Operations	4.37		2.06	5.30	(3.28)	4.13	2.59
Distributions to Common Shareholders:
Net investment income	(0.11	)*	(0.23)	(0.29)	(0.37)	(0.28)	(0.31)
Net realized gain	(0.55	)*	(1.08)	(0.99)	(0.93)	(0.97)	(1.01)
Return of capital	—		(0.01)	(0.04)	(0.02)	(0.07)	—
Total distributions to common shareholders	(0.66)		(1.32)	(1.32)	(1.32)	(1.32)	(1.32)
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.00	(b)	0.01	—	—	—	0.00 (b)
Increase in net asset value from repurchase of preferred shares	0.07		0.15	—	—	—	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	0.00	(b)	—	(0.02)	—	0.00 (b)	(0.04)
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	(0.00	)(b)	0.00 (b)	(0.01)	—	—	—
Decrease in net asset value from common shares issued in rights offering	—		—	(0.34)	—	—	—
Total Fund share transactions	0.07		0.16	(0.37)	—	0.00 (b)	(0.04)
Net Asset Value Attributable to Common
Shareholders, End of Period	$28.80		$25.02	$24.12	$20.51	$25.11	$22.30
NAV total return †	17.92%		10.47%	22.82%	(13.75)%	19.14%	12.70%
Market value, end of period	$26.31		$21.46	$21.95	$18.30	$23.41	$20.04
Investment total return ††	25.97%		5.06%	28.13%	(17.10)%	24.11%	16.47%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,905,456		$2,572,913	$660,903	$2,197,065	$2,629,129	$2,397,663
Net assets attributable to common shares, end of period (in 000’s)	$2,603,856		$2,263,638	$2,186,702	$1,691,086	$2,069,871	$1,838,405
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	1.19	%(c)	1.22%	1.50%	1.87%	1.38%	1.69%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2021		Year Ended December 31,
	(Unaudited)		2020	2019		2018	2017	2016
Ratio of operating expenses to average net assets attributable to common shares before fees waived (d)(e)	1.24	%(c)	1.30%	1.21	%(f)	1.35%	1.38%	1.39%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (d)(g)	1.24	%(c)	1.25%	1.21	%(f)	1.13%	1.38%	1.39%
Portfolio turnover rate	6%		16%	16%		11%	13%	16%

Cumulative Preferred Shares:
5.875% Series A Preferred
Liquidation value, end of period (in 000’s)	—		—	$76,201		$76,201	$76,201	$76,201
Total shares outstanding (in 000’s)	—		—	3,048		3,048	3,048	3,048
Liquidation preference per share	—		—	$25.00		$25.00	$25.00	$25.00
Average market value (h)	—		—	$26.09		$25.66	$26.31	$26.32
Asset coverage per share (i)	—		—	$140.28		$108.56	$117.53	$107.18
Auction Market Series B Preferred
Liquidation value, end of period (in 000’s)	$2,050		$66,175	$90,000		$90,000	$90,000	$90,000
Total shares outstanding (in 000’s)	0	(j)	3	4		4	4	4
Liquidation preference per share	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Liquidation value (k)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Asset coverage per share (i)	$240,837		$207,979	$140,284		$108,555	$117,528	$107,181
Auction Market Series C Preferred
Liquidation value, end of period (in 000’s)	$1,350		$81,100	$108,000		$108,000	$108,000	$108,000
Total shares outstanding (in 000’s)	0	(j)	3	4		4	4	4
Liquidation preference per share	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Liquidation value (k)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Asset coverage per share (i)	$240,837		$207,979	$140,284		$108,555	$117,528	$107,181
6.000% Series D Preferred
Liquidation value, end of period (in 000’s)	—		—	—		$31,779	$63,557	$63,557
Total shares outstanding (in 000’s)	—		—	—		1,271	2,542	2,542
Liquidation preference per share	—		—	—		$25.00	$25.00	$25.00
Average market value (h)	—		—	—		$25.83	$26.57	$26.58
Asset coverage per share (i)	—		—	—		$108.56	$117.53	$107.18
Auction Rate Series E Preferred
Liquidation value, end of period (in 000’s)	$3,100		$12,000	$50,000		$100,000	$121,500	$121,500
Total shares outstanding (in 000’s)	0	(j)	0 (j)	2		4	5	5
Liquidation preference per share	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Liquidation value (k)	$25,000		$25,000	—		—	—	—
Asset coverage per share (i)	$240,837		$207,979	$140,284		$108,555	$117,528	$107,181
5.250% Series G Preferred
Liquidation value, end of period (in 000’s)	$100,000		$100,000	$100,000		$100,000	$100,000	$100,000
Total shares outstanding (in 000’s)	4,000		4,000	4,000		4,000	4,000	4,000
Liquidation preference per share	$25.00		$25.00	$25.00		$25.00	$25.00	$25.00
Average market value (h)	$25.71		$25.77	$25.40		$24.83	$25.29	$25.20
Asset coverage per share (i)	$240.84		$207.98	$140.28		$108.56	$117.53	$107.18

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2021	Year Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
5.375% Series H Preferred (l)
Liquidation value, end of period (in 000’s)	$50,000	$50,000	50,000	—	—	—
Total shares outstanding (in 000’s)	2,000	2,000	2,000	—	—	—
Liquidation preference per share	$25.00	$25.00	25.00	—	—	—
Average market value (h)	$27.68	$26.49	26.08	—	—	—
Asset coverage per share (i)	$240.84	$207.98	140.28	—	—	—
1.700% Series J Preferred
Liquidation value, end of period (in 000’s)	$145,100	—	—	—	—	—
Total shares outstanding (in 000’s)	6	—	—	—	—	—
Liquidation preference per share	$25,000	—	—	—	—	—
Average market value (h)	$25,000	—	—	—	—	—
Asset coverage per share (i)	$240,837	—	—	—	—	—
Asset Coverage (m)	963%	832%	561%	434%	470%	429%

†	Based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented there was no impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 1.46%, 1.07%, 0.96%, 1.06%, 1.07%, and 1.07%, respectively.
(f)	In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction agent fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including the liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.35% and 1.07%, respectively.

(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 1.46%, 1.03%, 0.96%, 0.89%, 1.07%, and 1.07%, respectively.

(h)	Based on weekly prices.

(i)	Asset coverage per share is calculated by combining all series of preferred shares.
(j)	Actual number of shares outstanding is less than 1,000.

(k)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(l)	The 5.375% Series H Preferred was issued June 7, 2019.

(m)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (the Fund) currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred shares) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Consumer Products	$119,778,456	$7,181,390	$126,959,846
Entertainment	66,391,603	232,333	66,623,936
Other Industries (a)	2,621,978,482	—	2,621,978,482
Total Common Stocks	2,808,148,541	7,413,723	2,815,562,264
Closed-End Funds	—	582,000	582,000
Preferred Stocks (a)	5,850,645	2,331,063	8,181,708
Convertible Preferred Stocks (a)	2,931,440	—	2,931,440
Mandatory Convertible Securities (a)	9,015,225	—	9,015,225
Warrants (a)	274,450	—	274,450
Convertible Corporate Bonds (a)	—	2,011,795	2,011,795
U.S. Government Obligations	—	72,674,937	72,674,937
TOTAL INVESTMENTS IN SECURITIES — ASSETS	$2,826,220,301	$85,013,518	$2,911,233,819

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

The Fund held no level 3 investments at June 30, 2021 or December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point.

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. For the restricted securities the Fund held at June 30, 2021, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, Series E Auction Rate Preferred Shares, 5.250% Series G Preferred Shares, 5.375% Series H Preferred Shares, and 1.70% Series J Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$22,340,720	$2,871,312
Net long term capital gains	96,545,555	12,408,394
Return of capital	639,170	—
Total distributions paid	$119,525,445	$15,279,706

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,694,476,764	$1,261,870,045	$(45,112,990)	$1,216,757,055

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series B, Series C, and Series E Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. During the six months ended June 30, 2021, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate on the Preferred Shares. Advisory fees were accrued on the Series G, Series H and Series J Preferred Shares.

During the six months ended June 30, 2021, the Fund paid $4,165 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $9,082.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service.

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2021, the Fund accrued $88,438 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $168,516,243 and $243,504,089, respectively. Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2021, aggregated $183,643,702 and $156,005,374, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2021, the Fund repurchased and retired 67,306 common shares in the open market at an investment of $1,565,972 and an average discount of approximately 12.16% from its NAV. During the year ended December 31, 2020, the Fund repurchased and retired 198,934 common shares in the open market at an investment of $2,721,114 and an average discount of approximately 18.65% from its NAV.

Transactions in shares of common stock were as follows:

Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(67,306)	$(1,565,972)	(198,934)	$(2,721,114)

The Fund has an effective shelf registration initially authorizing the offering of an additional $500 million of common or preferred shares or notes under the current shelf registration. As of June 30, 2021, after considering the common shares rights offering, the Fund has approximately $335 million available for issue under the current shelf registration.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 of each newly

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares.

Holders of Series J Preferred Shares will be entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26 and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares may be redeemed by the Fund, subject to certain restrictions, on March 26, 2024 and are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B, Series C, Series E, Series G, Series H and Series J Preferred Shares at redemption prices of $25,000, $25,000, $25,000, $25, $25 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250 basis points, respectively, greater than the seven day ICE LIBOR rate on the date of such auction. Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. During the year ended December 31, 2020 the Fund repurchased and retired 953 shares of Series B

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

Preferred, 1,076 shares of Series C Preferred, and 1,520 shares of Series E Preferred plus dividends accrued to the dates of redemption.

Commencing July 1, 2021 and June 10, 2024 and at any time thereafter, the Fund, at its option, may redeem the 5.250% Series G Cumulative Preferred Shares and the 5.375% Series H Cumulative Preferred Shares, respectively, in whole or in part at the redemption price. The Board has authorized the repurchase of Series G and Series H Preferred Shares in the open market at prices less than the $25 liquidation value per share. On May 6, 2020, the Fund redeemed and retired 1,524,010 shares of the Series A Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends. On September 25, 2020, the Fund redeemed and retired all remaining outstanding shares of Series A Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends. During the six months ended June 30, 2021 and year ended December 31, 2020, the Fund did not repurchase any Series G Preferred Shares.

The Fund has the authority to purchase its auction rate and auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate or auction market preferred shares, and the timing and amount of any auction rate or auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The following table summarizes Cumulative Preferred Shares information:

			Number of
			Shares			Dividend	Accrued
			Outstanding at		2021 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	6/30/2021	Net Proceeds	Rate Range	6/30/2021	6/30/2021
B Auction Rate	October 12, 2004	4,000	82	$98,858,617	1.585% to 2.091%	2.091%	$117
C Auction Rate	October 12, 2004	4,800	54	118,630,341	1.587% to 2.091%	2.091%	464
E Auction Rate	November 3, 2005	5,400	124	133,379,387	2.591% to 3.594%	3.594%	2,137
G 5.250%	July 1, 2016	4,000,000	4,000,000	96,634,565	Fixed Rate	5.250%	72,917
H 5.375%	June 7, 2019	2,000,000	2,000,000	48,145,405	Fixed Rate	5.375%	37,326
J 1.700%	April 14, 2021	5,804	5,804	145,000,000	Fixed Rate	1.700%	34,260

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

The Gabelli Dividend & Income Trust
Notes to Financial Statements (Unaudited) (Continued)

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 7, 2021, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 10, 2021 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 10, 2021. At that meeting, common and preferred shareholders, voting together as a single class, elected Elizabeth C. Bogan, Agnes Mullady, and Salvatore M. Salibello as Trustees of the Fund, with 79,531,748 votes, 79,641,197 votes, and 79,514,345 votes, cast in favor of these Trustees, and 3,410,590 votes, 3,301,141 votes, and 3,427,993 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected James P. Conn as a Trustee of the Fund, with 4,055,802 votes cast in favor of this Trustee and 78,713 votes withheld for this Trustee.

Mario J. Gabelli, Anthony S. Colavita, Frank J. Fahrenkopf, Jr., Michael J. Melarkey, Kuni Nakamura, Anthonie C. van Ekris, Susan V. Watson and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI DIVIDEND AND INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst.He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr.Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA from the Wharton School of Business.

Gordon Grender recently joined GAMCO UK, having previously served as the portfolio manager for a US equity fund at GAM International Ltd.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Elizabeth C. Bogan

Senior Lecturer in Economics

at Princeton University

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Agnes Mullady

Former Senior Vice President

of GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Susan V. Watson

Former President,

Investor Relations Association

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective August 1, 2021, Tony Bancroft was added to the Fund’s portfolio management team.

Lieutenant Colonel Tony Bancroft, United States Marine Corps Reserve, joined the firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot.

Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

Information provided as of December 31, 2020

The table below shows the number of other accounts managed by the portfolio manager and the total assets in each of the following categories: registered investment companies, other paid investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of accounts	Total # managed	Total assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets with Advisory Fee Based on Performance
Tony Bancroft	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other accounts	4	$0.7 million	0	$0

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2021 through 01/31/2021	Common – 26,400 Preferred Series G – N/A Preferred Series H – N/A	Common – $22.18 Preferred Series G – N/A Preferred Series H – N/A	Common – 26,400 Preferred Series G – N/A Preferred Series H – N/A	Common –90,476,735 - 26,400 = 90,450,335 Preferred Series G – 4,000,000 Preferred Series H – 2,000,000
Month #2 02/01/2021 through 02/28/2021	Common – 10,400 Preferred Series G – N/A Preferred Series H – N/A	Common – $22.49 Preferred Series G – N/A Preferred Series H – N/A	Common – 10,400 Preferred Series G – N/A Preferred Series H – N/A	Common – 90,450,335 - 10,400 = 90,439,935 Preferred Series G – 4,000,000 Preferred Series H – 2,000,000
Month #3 03/01/2021 through 03/31/2021	Common – 9,706 Preferred Series G – N/A Preferred Series H – N/A	Common – $23.52 Preferred Series G – N/A Preferred Series H – N/A	Common – 9,706 Preferred Series G – N/A Preferred Series H – N/A	Common – 90,439,935 - 9,706 = 90,430,229 Preferred Series H – 2,000,000 Preferred Series G – 4,000,000
Month #4 04/01/2021 through 04/30/2021	Common – 17,400 Preferred Series J – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – $24.82 Preferred Series J – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – 17,400 Preferred Series J – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – 90,430,229 - 17,400 = 90,412,829 Preferred Series J – 5,804 Preferred Series H – 2,000,000 Preferred Series G – 4,000,000
Month #5 05/01/2021 through 05/31/2021	Common – 3,400 Preferred Series J – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – $25.72 Preferred Series J – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – 3,400 Preferred Series J – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – 90,412,829 - 3,400 = 90,409,429 Preferred Series J – 5,804 Preferred Series H – 2,000,000 Preferred Series G – 4,000,000
Month #6 06/01/2021 through 06/30/2021	Common – N/A Preferred Series J – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series J – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – N/A Preferred Series J – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 90,409,429 Preferred Series J – 5,804 Preferred Series G – 4,000,000 Preferred Series H – 2,000,000
Total	Common – 87,506 Preferred Series J – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – $23.80 Preferred Series J – N/A Preferred Series G – N/A Preferred Series H – N/A	Common – 87,506 Preferred Series J – N/A Preferred Series G – N/A Preferred Series H – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.